Statements of Cash Flows-Indirect Method - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income for the year	R$ 927,697	R$ 402,944	R$ 1,132,320
Adjustments to reconcile net income to cash provided by operating activities
Share of loss (profit) of joint ventures and associates	43,617	12,145	14,779
Amortization of contractual assets with customers – exclusive rights	289,436	355,250	371,825
Amortization of right-of-use assets	328,322	300,058
Depreciation and amortization	938,841	844,647	812,489
PIS and COFINS credits on depreciation	15,683	14,918	15,721
Interest and foreign exchange rate variations	904,937	1,248,741	1,026,515
Deferred income and social contribution taxes	(87,939)	(97,465)	162,417
(Loss) Gain on disposal of property, plant, and equipment and intangibles	(76,150)	30,019	22,088
Impairment		593,280
Expected losses on doubtful accounts	13,947	30,003	69,250
Provision for losses in inventories	269	(816)	(1,498)
Provision for post-employment benefits	(22,950)	10,682	4,854
Equity instrument granted	10,434	7,661	3,773
Provision of decarbonization - CBIO	124,287
Provision for tax, civil, and labor risks	18,817	6,604	48,828
Other provisions and adjustments	(795)	2,364	(3,908)
Cash flows from operations before changes in working capital	3,428,453	3,761,035	3,679,453
(Increase) decrease in current assets
Trade receivables and reseller financing	209,468	361,563	(355,854)
Inventories	(125,001)	(357,553)	168,704
Recoverable taxes	36,748	(550,805)	(11,467)
Dividends received from joint ventures	4,836	4,108	42,436
Other receivables	(20,191)	21,737	(14,536)
Prepaid expenses	(74,622)	(15,507)	(37,525)
Increase (decrease) in current liabilities
Trade payables	1,147,541	(31,605)	576,164
Salaries and related charges	62,994	(22,556)	40,074
Taxes payable	16,092	1,917	46,476
Income and social contribution taxes	347,224	250,486	166,527
Post-employment benefits	(1,874)	(16,704)	15,596
Other payables	307	66,819	(59,237)
Deferred revenue	(9,344)	1,054	8,159
(Increase) decrease in non-current assets
Trade receivables and reseller financing	(73,036)	11,422	(99,622)
Recoverable taxes	(863,706)	(19,526)	(539,539)
Escrow deposits	(28,353)	(39,936)	(58,757)
Other receivables	(27,751)	(797)	6,350
Prepaid expenses	14,965	(4,379)	(58,735)
Increase (decrease) in non-current liabilities
Post-employment benefits	12,072	(15,415)	(8,457)
Other payables	(49,282)	27,698	(4,397)
Deferred revenue		(11,850)	(1,046)
Acquisition of CBIO	(125,345)
Payments of contractual assets with customers – exclusive rights	(356,045)	(330,068)	(390,177)
Payments of contingencies	(45,367)	(25,080)	(23,745)
Income and social contribution taxes paid	(342,664)	(141,206)	(197,886)
Net cash provided by operating activities	3,138,119	2,924,852	2,888,959
Cash flows from investing activities
Financial investments, net of redemptions	(1,116,774)	(555,378)	(1,669,937)
Cash of companies acquired			3,662
Acquisition of property, plant, and equipment	(965,747)	(1,020,042)	(1,178,312)
Acquisition of intangible assets	(185,067)	(151,997)	(237,593)
Acquisition of companies			(103,373)
Capital increase in joint ventures	(28,840)	(79,124)	(31,908)
Capital reduction in associates			1,250
Initial direct costs of right-of-use assets		(68,007)
Proceeds from disposal of property, plant, and equipment and intangibles	160,023	39,287	38,578
Net cash used in investing activities	(2,136,405)	(1,835,261)	(3,177,633)
Cash flows from financing activities
Proceeds	3,591,624	2,105,737	4,461,112
Repayments	(2,795,002)	(2,644,704)	(3,710,718)
Interest paid	(740,853)	(1,469,780)	(737,564)
Payments of lease	(360,787)	(321,716)	(5,120)
Dividends paid	(284,767)	(596,436)	(808,603)
Redemption of non-controlling shares of Oxiteno Nordeste		(2,180)
Capital increase from Iconic non-controlling shareholders		6,996
Related parties	(2,548)	(146)	(114)
Net cash provided by (used in) financing activities	(592,333)	(2,922,229)	(801,007)
Effect of exchange rate changes on cash and cash equivalents in foreign currency	136,734	9,066	26,628
Increase (decrease) in cash and cash equivalents	546,115	(1,823,572)	(1,063,053)
Cash and cash equivalents at the beginning of the year	2,115,379	3,938,951	5,002,004
Cash and cash equivalents at the end of the year	2,661,494	2,115,379	R$ 3,938,951
Transactions without cash effect:
Addition on right-of-use assets and leases payable	484,121	R$ 334,857
Addition on contractual assets with customers – exclusive rights	193,040
Reversion fund – private pension	47,088
Issuance of shares related to subscription warrants indemnification for business combination	R$ 54,763